Other disclosures - Summary of transactions and balances with equity accounted units (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Other Disclosures [Line Items]
Dividends from equity accounted units	$ 183	$ 318
Investments in equity accounted units	3,849		$ 3,971
Investment in equity accounted units
Other Disclosures [Line Items]
Purchases from equity accounted units	(519)	(529)
Sales to equity accounted units	119	141
Dividends from equity accounted units	183	318
Net funding of equity accounted units	(14)	$ (12)
Investments in equity accounted units	3,849		3,971
Loans to equity accounted units	39		39
Trade and other receivables: amounts due from equity accounted units	231		259
Trade and other payables: amounts due to equity accounted units	$ (228)		$ (271)